Credit facilities (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%
long-term bank loans	$ 569,995
Weizhong Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate		18.00%
long-term bank loans		$ 223,295
Huaneng Guicheng Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate			18.00%
long-term bank loans			$ 67,960